Long-Term Debt (Details Narrative) - USD ($)						1 Months Ended											12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Feb. 24, 2025	Feb. 05, 2025	Jan. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2025	Sep. 30, 2021	Oct. 31, 2019
Short-Term Debt [Line Items]
Debt instrument, face amount																		$ 5,000.0
Debt instrument, carrying amount																	1,048,000	1,000,000
Maturity date					Feb. 28, 2026
Conversion of stock, amount converted					$ 85,000,000.0
share price					$ 2.235			$ 0.44	$ 2.235				$ 6.61
Common stock, value					$ 85,000,000.0				$ 85,000,000.0								3,000	1,000	$ 115,000,000.0
Debt changes in fair value																	$ 824,000.0	515,000.0
Extinguishment of debt amount																		$ 601,100
Common stock shares, issued		29,199,809											3,600,000				29,377,169	7,709,867
Notes payable													$ 3,000,000.0
Debt instrumental periodic payment													78,500
Conctractual term														10 years
Warrant liability																	$ 121,000.0	$ 945,000.0
Outstanding amount			$ 3.15							$ 4.94	$ 4.94	$ 4.94
Debt instrumental repurchase										$ 164,000.0	$ 114,000.0	$ 113,000.0
Loans payable																	$ 300,000	$ 700,000
Debt conversion amount								$ 2,160,000
Issuance of exercise share		8,048,770															6,772
Related party note payable																	$ 300,000
Equityq Warrants [Member]
Short-Term Debt [Line Items]
Gain/(Loss) on change in fair value of convertible notes, warranty liability		$ 4,200
Common Stock [Member]
Short-Term Debt [Line Items]
Warrant execise price										$ 11.50	$ 11.50	$ 11.50
Stock issued during the period, new issues	588,235	408,639				666,662				7,500	7,500	7,500					745,896
Issuance of exercise share						745,896												17,205
Warrant [Member]
Short-Term Debt [Line Items]
Common stock shares, issued														92,211
Warrant execise price														$ 0.70			$ 11.50
2022 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																15.00%
Proceeds from sale of equity securities																$ 7,500,000.0
Interest accrued															$ 386,400
Debt instrument, interest rate															20.00%
Debt instrument, carrying amount															$ 386,400
2024 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Gain on extinguishment of debt																		$ 343,000.0
2019 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					300,000.0
2019 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					4,000,000.0
2024 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					15,000,000.0
2024 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					$ 40,000,000.0
2019 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																	$ 4,468,000.0
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																		$ 3,103,300
January 2024 Convertible Note A [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount													$ 2,000,000.0
January 2024 Convertible Note A [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock shares, issued													667,000
January 2024 Convertible Note B [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount													$ 4,500,000.0
January 2024 Convertible Note B [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
share price													$ 3.00
January 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate					4.863%				4.863%
January 2024 Notes Qualifying Financing [Member]
Short-Term Debt [Line Items]
Extinguishment of debt amount									$ 5,000,000.0
January 2024 Notes Agreement [Member]
Short-Term Debt [Line Items]
share price													$ 5.798
Termination fee													$ 1,000,000.0
January 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																		10.00%
Debt changes in fair value																	3,664,000.0	$ 2,486,000
2023 Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate														13.25%
Debt instrumental principal amount														$ 4,000,000.0
Debt instrumental interest rate effective percentage														23.00%
2023 Notes Agreement [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits														$ 3,000,000.0
2023 Notes Agreement [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits														500,000.0
2023 Notes Agreement [Member] | Third Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits														$ 500,000.0
April 2024 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate												4.71%
Debt instrumental principal amount												$ 125,000.0
June 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate											4.71%
Maturity date							Jun. 17, 2026
Debt instrumental principal amount											$ 130,000.0
September 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate											4.71%
Debt instrumental principal amount										$ 100,000.0
February 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate			4.71%
Debt instrumental principal amount			$ 180,000
Outstanding amount			$ 3.15
2024 Related Party Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																		4.71%
Debt instrumental principal amount																		$ 700,000.0
Loans payable
Convertible Promissory Note [Member] | 2019 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																					$ 2,000,000.0
Debt instrumental interest rate																					10.00%
Convertible Promissory Note [Member] | 2019 And 2021 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																				$ 450,000.0
April 2024 Convertible Promissory Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 125,000
Outstanding amount				$ 3.15								$ 4.94
June 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 130,000
Outstanding amount				$ 3.15
September 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 100,000
Outstanding amount				$ 3.15